Pension Plans And Other Postretirement Benefits (Schedule Of Expected Future Benefit Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	$ 2,665
2014	2,696
2015	2,785
2016	2,937
2017	3,009
2018-2022	15,855
Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	553
2014	544
2015	533
2016	555
2017	583
2018-2022	$ 3,159